Income Taxes (Components of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Assets [Abstract]
Unutilized tax loss carryforwards	$ 64,633	$ 79,764
Deferred Tax Assets Financing And Offering Costs	0	677
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	56,325	54,532
Tax value of capital assets in excess of carrying value	0	0
Tax value of intangilbles and landfill assets in excess of carrying value	12,263	18,475
Deferred Tax Assets, Other	819	643
Valuation allowance	(18,267)	(18,267)
Deferred Tax Assets, Net of Valuation Allowance	130,340	150,391
Deferred Income Tax Liabilities [Abstract]
Carrying value of capital assets in excess of tax value	93,382	81,855
Carrying value of intangibles and landfill assets in excess of tax value	159,034	166,109
Carrying value of deferred financing costs in excess of tax value	0	0
Deferred Tax Liabilities, Other	7,811	6,222
Deferred Tax Liabilities, Net	260,227	254,186
Net deferred income tax liabilities	129,887	103,795
Canada
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	36,601	38,231
UNITED STATES
Deferred Income Tax Liabilities [Abstract]
Net deferred income tax liabilities	$ 93,286	$ 65,564